CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common stock [Member]	Commitment to issue shares [Member]	Accumulated other comprehensive loss [Member]	Deficit [Member]	Total
Beginning balance (Shares) at Jan. 31, 2020	89,388,639
Beginning balance at Jan. 31, 2020	$ 85,096,509	$ 1,100,881	$ (990,517)	$ (71,596,856)	$ 13,610,017
Purchase of Phantom real estate (Shares)	7,132,042
Purchase of Phantom real estate	$ 2,582,903				2,582,903
Amendment of Megawood consideration (Shares)	95,849
Amendment of Megawood consideration	$ 38,415				$ 38,415
Shares issued on exercise of options (Shares)	200,000				200,000
Shares issued on exercise of options	$ 98,950				$ 98,950
Shares issued on exercise of convertible debentures (Shares)	19,764,694
Shares issued on exercise of convertible debentures	$ 12,758,473				12,758,473
Commitment to issue shares on purchase of Swell Companies (Shares)	456,862
Commitment to issue shares on purchase of Swell Companies	$ 429,582	(429,582)			0
Commitment to issue shares on purchase of EFF (Shares)	19,774
Commitment to issue shares on purchase of EFF	$ 21,371	(21,371)			0
Standby warrants issued	2,116,192				2,116,192
Share-based compensation	$ 494,435				494,435
Net loss and comprehensive loss for the year			(613,609)	(7,829,628)	(8,443,237)
Ending balance (Shares) at Jan. 31, 2021	117,057,860
Ending balance at Jan. 31, 2021	$ 103,636,830	649,928	(1,604,126)	(79,426,484)	23,256,148
Commitment to issue shares on purchase of EFF (Shares)	19,774
Commitment to issue shares on purchase of EFF	$ 21,787	(21,787)			0
Shares issued on exercise of PF warrants (Shares)	456,100
Shares issued on exercise of PF warrants	$ 533,326				533,326
Shares issued on exercise of guaranteed warrants (Shares)	1,214,080
Shares issued on exercise of guaranteed warrants					0
Shares issued - Settlement of Earn out shares (Shares)	1,300,000
Shares issued - Settlement of Earn out shares	$ 677,939				677,939
Share-based compensation	$ 366,469				366,469
Net loss and comprehensive loss for the year			(766,841)	10,916,151	10,149,310
Ending balance (Shares) at Jan. 31, 2022	120,047,814
Ending balance at Jan. 31, 2022	$ 105,236,351	$ 628,141	$ (2,370,967)	$ (68,510,333)	$ 34,983,192